Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
Expenses by nature

26 Expenses by nature

The Group’s policy is to present expenses by function in the statement of income. Expenses by nature are disclosed below:

	2024	2023	2022
Cost of sales
Cost of inventories, raw materials and production inputs	(55,402,817)	(55,435,841)	(52,469,159)
Salaries and benefits	(8,260,103)	(7,641,355)	(6,951,628)
Depreciation and amortization	(1,931,401)	(1,873,776)	(1,649,450)
	(65,594,321)	(64,950,972)	(61,070,237)
Selling
Freight and selling expenses	(3,637,983)	(3,848,089)	(3,970,687)
Salaries and benefits	(715,562)	(302,395)	(242,342)
Depreciation and amortization	(71,114)	(63,990)	(62,188)
Advertising and marketing	(319,018)	(313,736)	(337,873)
Net impairment losses	(10,588)	(7,748)	(2,477)
Commissions	(73,019)	(58,376)	(66,122)
	(4,827,284)	(4,594,334)	(4,681,689)
General and administrative
Salaries and benefits	(903,731)	(1,247,927)	(1,297,972)
Fees, services purchased and general expenses (2)	(911,428)	(735,386)	(670,385)
Depreciation and amortization	(187,035)	(211,095)	(196,288)
DOJ - department of justice and Antitrust agreements (2)	(253,731)	(102,500)	(101,446)
Donations and social programs (1)	(22,467)	(18,166)	(22,891)
JBS Fund For The Amazon	—	—	(1,049)
	(2,278,392)	(2,315,074)	(2,290,031)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.
(2)	Includes additions, reversals and changes in estimates of legal expenses.

For the year ended December 31, 2024, the Group incurred expenses with internal research and development, in the amount of US$1,185 (US$5,135 and US$8,311 for the year ended December 31, 2023 and 2022).

For the year ended December 31, 2024 and 2023, other income (expenses) includes gain (losses) of sale of assets, insurance recovery, asset impairment expenses, restructuring expenses, among others.

26.1 - Other income and expenses

Other income: For the year ended December 31, 2024, the Group recognized other income in the amount of US$ 84,525 (US$148,625 and US$311,057 for the year ended December 31, 2023 and 2022), that mainly relates to results on sale of assets totaling US$22,467 (US$19,617 and US$40,554 for the year ended December 31, 2023 and 2022), insurance recovery totaling US$50 (US$21,305 and US$16,182 for the year ended December 31, 2023 and 2022), tax refund and extemporaneous tax credit totaling US$6,993 (US$48,825 and US$51,532 for the year ended December 31, 2023 and 2022), leniency expenses refund zero (zero and U$93,786 for the year ended December 31, 2023 and 2022), among other non-significant items.

Other expenses: For the year ended December 31, 2024, the Group has recorded other expenses amounting to US$189,254 (US$122,228 and US$99,619 for the year ended December 31, 2023 and 2022), that mainly related to PPC restructuring expenses totaling US$93,388 (US$44,338 and US$30,466 for the year ended December 31, 2023 and 2022), loss on the sale of assets totaling US$16,859 (US$37,652 and US$27,396 for the year ended December 31, 2023 and 2022), reversal of tax extemporaneous credits amounting to US$58,654, among other non-significant items.

Restructuring related expenses

In the year ended December 31, 2024 the Group recognized US$96,616 (US$53,275 for the year in 2023 and zero in 2022), related to restructuring expenses, of witch US$ 93,388 relates to the subsidiary PPC, as described below.

In 2022, PPC began restructuring initiatives in its European operations. Additional restructuring initiatives also commenced in 2023 and 2024. The purpose of the ongoing restructuring activities is to integrate central operations and reallocate processing capacities between production facilities resulting in closures of some facilities in the European operations.

The following table provides a summary of PPC’s estimates of timelines and costs associated with these restructuring initiatives by major type of cost:

	Moy Park	Pilgrim’s Pride Ltd.	Pilgrim’s Food Masters	Pilgrim’s Europe Central	Total

Earliest implementation date	2022	2022	2022	2024
Expected predominant completion date	2023	2024	2025	2025

Costs incurred and expected to be incurred:

Employee-related costs	11,103	21,814	37,145	43,236	113,298
Asset impairment costs	3,481	15,938	14,949	1,824	36,192
Contract termination costs	248	144	846	1,747	2,985
Other exit and disposal costs (1)	6,135	7,920	16,265	3,807	34,127
Total exit and disposal costs	20,967	45,816	69,205	50,614	186,602

Costs incurred since earliest implementation date:

Employee-related costs	11,103	21,814	37,145	27,956	98,018
Asset impairment costs	3,481	15,938	14,949	1,824	36,192
Contract termination costs	248	144	846	1,747	2,985
Other exit and disposal costs (1)	6,135	7,920	15,783	1,166	31,004
Total exit and disposal costs	20,967	45,816	68,723	32,693	168,199

(1)	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees.

During the year ended December 31, 2024, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	2024
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	4,204	32,692	26,490
Pilgrim’s Food Masters	7,123	40,735	25,909
Pilgrim’s Pride Ltd.	571	20,066	4,678
Moy Park	1,784	(105)	869
Total	13,682	93,388	57,946

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2023 to December 31, 2024 and from December 31, 2022 to December 31, 2023. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Statements of financial position. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position. The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2024

Severance	3,651	46,474	(45,267)	(77)	4,781
Contract termination	1,597	2,854	(2,684)	(49)	1,718
Asset impairment	359	29,392	(29,655)	(5)	91
Other	4,631	14,663	(12,050)	(152)	7,092
Total	10,238	93,383	(89,656)	(283)	13,682
	Liability reserve as of December 31, 2022	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2023

Severance	6,142	25,619	(28,363)	253	3,651
Contract termination	922	1,109	(707)	273	1,597
Asset impairment	3,007	5,270	(8,392)	474	359
Other	6,526	12,340	(13,900)	(335)	4,631
Total	16,597	44,338	(51,362)	665	10,238